Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined
Clawback policy
All incentive-based compensation (including cash bonus, time-based equity award, and performance-based equity award) that is awarded based wholly, or in part, upon attaining a financial measure received by our executive officers is subject to the company’s Policy for Recoupment of Incentive Compensation (the “Clawback Policy”). The Clawback Policy provides for the forfeiture or “clawback” of incentive-based compensation in the event that:
the company is required to prepare an accounting restatement due to the material noncompliance of the company with any financial reporting requirement under securities laws or applicable accounting standard, including any required accounting restatement to correct an error in previously issued financial statements that is material to previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period;
AND
the amount of incentive compensation that would have been awarded to the executive officer had the financial results been properly reported would have been lower than the amount actually awarded.